Note 6 - Note Payable (Details Textual) - USD ($)								1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 20, 2016	Jul. 15, 2015	Apr. 06, 2015	Mar. 16, 2015	Feb. 19, 2015	Oct. 01, 2014	Sep. 30, 2014	May 31, 2015	Nov. 30, 2014	Dec. 31, 2016	Feb. 28, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									47,751	425,274	75,697
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 4.24		$ 4
Warrant Term									5 years
September 2014 Issuance Related to 2014 Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4.24
Warrant Term							10 years	10 years
May 2015 Issuance Related to 2014 Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								3,125
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.96
June 2016 Issuance Related to 2016 Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	100,402									100,402
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.98									$ 4.98
Warrant Term	10 years
September 2014 Term Loan [Member]
Debt Instrument, Face Amount							$ 5,000,000
September 2014 Term Loan [Member] | First Tranche [Member]
Proceeds from Loans						$ 2,500,000
September 2014 Term Loan [Member] | Second Tranche [Member]
Debt Instrument, Face Amount							$ 1,500,000
Proceeds from Loans			$ 500,000	$ 500,000	$ 500,000
September 2014 Term Loan [Member] | Third Tranche [Member]
Proceeds from Loans		$ 1,000,000
The 2016 Loan Agreement [Member] | Western Alliance Bank [Member]
Debt Instrument, Face Amount	$ 10,000,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments	30
Debt Instrument, Interest Rate, Effective Percentage										7.59%
Debt Instrument, Covenant, Actual Performance Revenue to Planned Revenue, Minimum, Percentage										80.00%
Debt Instrument, Covenant, Unrestricted Cash in Accounts to Indebtedness Ratio										1.25
The 2016 Loan Agreement [Member] | Western Alliance Bank [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.40%
The 2016 Loan Agreement [Member] | Western Alliance Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	6.96%
The 2016 Loan Agreement [Member] | First Tranche [Member] | Western Alliance Bank [Member]
Proceeds from Issuance of Long-term Debt	$ 7,500,000
The 2016 Loan Agreement [Member] | Second Tranche [Member] | Western Alliance Bank [Member]
Proceeds from Issuance of Long-term Debt	$ 2,500,000